Oct. 31, 2024
MFS Global Alternative Strategy Fund
MFS® Global Alternative Strategy Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 14 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Global Alternative Strategy Fund	Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Global Alternative Strategy Fund		Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
Management Fee		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.42%
Total Annual Fund Operating Expenses		1.57%	2.32%	2.32%	1.32%	2.32%	1.82%	1.57%	1.32%	1.22%
Fee Reductions and/or Expense Reimbursements	[1]	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.34%	2.09%	2.09%	1.09%	2.09%	1.59%	1.34%	1.09%	1.01%
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2026. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.30% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 2.05% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.05% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.55% of the class' average daily net assets annually for Class R2 shares, and 0.97% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.04% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2026.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Global Alternative Strategy Fund - USD ($)	Class A	Class B [1]	Class C [1]	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
1 Year	$ 704	$ 612	$ 312	$ 111	$ 212	$ 162	$ 136	$ 111	$ 103
3 Years	1,021	1,002	702	396	702	550	473	396	366
5 Years	1,361	1,419	1,219	701	1,219	964	833	701	650
10 Years	$ 2,317	$ 2,450	$ 2,450	$ 1,570	$ 2,638	$ 2,118	$ 1,848	$ 1,570	$ 1,459
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example, No Redemption - MFS Global Alternative Strategy Fund - USD ($)		Class B	Class C
1 Year	[1]	$ 212	$ 212
3 Years	[1]	702	702
5 Years	[1]	1,219	1,219
10 Years	[1]	$ 2,450	$ 2,450
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve a total rate of return for the fund that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle.

MFS seeks to achieve the fund's objective by generating returns from a combination of (1) individual security selection of U.S. and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund's exposure to asset classes, markets, and currencies. Derivatives include futures, forward contracts, options, and swaps.

The fund normally has exposure to at least three different countries and typically has significant long and/or short exposure to foreign securities and foreign currencies.

The fund’s performance may not be correlated with the performance of the asset classes, markets, or currencies represented by the individual investments selected by MFS.

Individual Security Selection: In selecting direct investments for the fund, MFS normally invests the fund's assets in a combination of equity securities and debt instruments. MFS generally invests approximately 20% of the fund's assets in debt instruments and the remainder of the fund's assets in equity securities and cash and/or cash equivalents. These allocations may vary from time to time.

Equity securities include common stocks, depositary receipts, convertible securities, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, and other obligations to repay money borrowed.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS generally seeks to diversify the fund’s equity investments in terms of market capitalization (e.g., small, medium, large cap), style (e.g., growth, value), investment process (e.g., fundamental, quantitative), and geography (e.g., U.S., foreign) based on expected risk, return, hedging costs (i.e., costs to adjust the fund's market exposure), and other factors. These allocations may vary from time to time.

Of the fund's investments in debt instruments, MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

A team of investment professionals selects investments for the fund. MFS allocates the fund's assets to investment professionals by investment strategy.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative screening tools that systematically evaluate issuers and instruments are used by certain of the fund's equity securities investment professionals and may also be considered by the fund's other investment professionals.

Tactical Asset Allocation Overlay: MFS employs a top-down tactical asset allocation process primarily through the use of derivative instruments to adjust the fund’s exposure to asset classes, markets, and currencies based on its assessment of the relative attractiveness of such asset classes, markets, and currencies. MFS manages the fund's exposure to such asset classes, markets and currencies primarily based on its proprietary quantitative models. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, markets, and/or currencies, and other factors in structuring the portfolio.

In managing the tactical overlay, MFS may increase or decrease the fund's exposure to asset classes, markets, and/or currencies resulting from MFS’ individual security selection based on MFS' assessment of the risk/return potential of such asset classes, markets, and/or currencies. After taking into account the tactical overlay, the fund's exposure to various asset classes, markets, and/or currencies may vary significantly from time to time. Additionally, after taking into account the tactical overlay, the fund's exposure to any particular asset class may at times be negative and the fund's exposure to any particular asset class may at times be more than 100%. MFS may also expose the fund to asset classes, markets, and/or currencies in which MFS' individual security selection has resulted in no or little exposure (e.g., the high yield bond market).

MFS may adjust the fund’s net exposure to asset classes, markets, and/or currencies by taking net short positions in an asset class, market, or currency if MFS believes the risk/return potential of such asset class, market, or currency is unattractive. Alternatively, MFS may cause the fund to take net long positions in an asset class, market, or currency if MFS believes such asset class, market, or currency appears attractive.

After taking into account the tactical overlay, the fund may have significant exposure to issuers in a single sector, industry, country, or region.

MFS' tactical asset allocation process for the fund will typically make extensive use of derivatives.

Principal Risks
Risk Table - MFS Global Alternative Strategy Fund	Risk [Text Block]
Principal Risks

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Risk Lose Money [Member]	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Allocation Risk

Allocation Risk: MFS’ assessment of the risk/return potential of asset classes, markets and currencies, and its adjustments to the fund’s exposure to asset classes, markets, and currencies may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Investment Strategy Risk

Investment Strategy Risk: There is no assurance that the fund will meet its target total rate of return, or have lower volatility than that of the overall equity market, over the long term or for any year or period of years. The fund’s strategy to manage its exposure to asset classes, markets, and currencies may not produce the intended results. It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Investment Selection Risk

Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

Derivatives Risk

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Equity Market Risk/Company Risk

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Small to Medium Cap Risk	Small to Medium Cap Risk: The stocks of small to medium cap companies can be more volatile and their shares can be less liquid than those of larger companies.
Debt Market Risk

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed.

Prepayment/Extension Risk

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Leveraging Risk	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
Counterparty and Third Party Risk

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of additional indices that the adviser believes more closely corresponds to the fund’s principal investment strategies.

Performance information for periods prior to July 13, 2018, reflects periods when a subadvisor was responsible for managing the fund's tactical asset allocation overlay under a different investment process. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 6.26% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (7.01)% (for the calendar quarter ended March 31, 2020).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2024)
Average Annual Total Returns - MFS Global Alternative Strategy Fund	Label	1 Year	5 Years	10 Years
Class A	Returns Before Taxes	3.16%	2.79%	2.58%
Class A | After Taxes on Distributions	Returns After Taxes on Distributions	2.77%	2.62%	2.29%
Class A | After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	2.06%	2.14%	1.94%
Class B	Returns Before Taxes	4.66%	2.89%	2.56%
Class C	Returns Before Taxes	7.63%	3.25%	2.56%
Class I	Returns Before Taxes	9.66%	4.28%	3.43%
Class R1	Returns Before Taxes	8.65%	3.26%	2.42%
Class R2	Returns Before Taxes	9.18%	3.76%	2.93%
Class R3	Returns Before Taxes	9.46%	4.02%	3.17%
Class R4	Returns Before Taxes	9.71%	4.29%	3.39%
Class R6	Returns Before Taxes	9.81%	4.38%	3.53%
MSCI World Index (net div)	MSCI World Index (net div)	18.67%	11.17%	9.95%
Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg 1-3 Year U.S. Treasury Bond Index	4.03%	1.36%	1.38%
ICE BofA 0-3 Month U.S. Treasury Bill Index	ICE BofA 0-3 Month U.S. Treasury Bill Index	5.30%	2.48%	1.75%

Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.